INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 263,331	$ 263,331	$ 284,473
Unrecognized Holding Gains (Losses)	(206,382)	55,022
Fair Value	56,949	318,353
Realized Holding Loss	0	147,973
Loss on Sale	0	0
Remodel Auction [Member]
Cost		0
Unrecognized Holding Gains (Losses)		0
Fair Value		0
Realized Holding Loss		(900)
Loss on Sale		0
North Carolina Natural Energy [Member]
Cost	1,500	1,500
Unrecognized Holding Gains (Losses)	0	0
Fair Value	1,500	1,500
Realized Holding Loss	0	0
Loss on Sale	0	0
North American Energy One [Member]
Cost	126,000	126,000
Unrecognized Holding Gains (Losses)	(111,300)	(42,000)
Fair Value	14,700	84,000
Realized Holding Loss	0	0
Loss on Sale	0	0
North American Energy Two [Member]
Cost	10,500	10,500
Unrecognized Holding Gains (Losses)	(7,350)	7,500
Fair Value	3,150	18,000
Realized Holding Loss	0	0
Loss on Sale	0	0
North American Energy Three [Member]
Cost	125,331	125,331
Unrecognized Holding Gains (Losses)	(87,732)	89,522
Fair Value	37,599	214,853
Realized Holding Loss	0	0
Loss on Sale	0	0
Efftec International Inc [Member]
Cost		0
Unrecognized Holding Gains (Losses)		0
Fair Value		0
Realized Holding Loss		(22,500)
Loss on Sale		0
Hitech Stages [Member]
Cost		0
Unrecognized Holding Gains (Losses)		0
Fair Value		0
Realized Holding Loss		(124,573)
Loss on Sale		$ 0